Components of Net Periodic (Benefit) Cost, Japanese Plans (Detail) (Japanese plans, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Japanese plans
Components of net periodic (benefit) cost:
Service cost	¥ 983	¥ 949	¥ 1,155
Interest cost	213	253	331
Expected return on plan assets	(134)	(165)	(120)
Amortization of net actuarial loss	120	106	165
Amortization of prior service credit	(171)	(135)	(62)
(Gains) losses from curtailments and settlements	296	(249)
Net periodic pension cost	¥ 1,307	¥ 759	¥ 1,469